Deferred Revenue (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue
Recognition of deferred revenue	$ 2,867,837	$ 1,214,096	$ 930,436